UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number:  _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Warren G. Lichtenstein
Address: c/o Steel Partners Holdings L.P.
         590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sanford Antignas
Title:  Attorney-In-Fact for Warren G. Lichtenstein
Phone:  212-520-2300

Signature, Place, and Date of Signing:

                /s/ Sanford Antignas, New York, NY, November 15, 2010

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       2
                                                           ---------------------

Form 13F Information Table Entry Total:                                 18
                                                           ---------------------

Form 13F Information Table Value Total:                            $186157
                                                           ---------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

         1         28-14001                   Steel Partners Holdings L.P.

         2         28-10730                   Steel Partners II, L.P.

                           FORM 13F INFORMATION TABLE

      COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
   --------------             --------------    -----    --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER       ----------------
   NAME OF ISSUER             TITLE OF CLASS    CUSIP    (X1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------             --------------    -----    --------    -------   --- ----  ----------  --------  ----    ------   ----
CANON INC                     ADR             138006309      486         10400 SH           OTHER                0         10400  0
CNO FINL GROUP INC            COM             12621E103    18685       3372700 SH   CALL    OTHER       1, 2     0       3372700  0
CONTINENTAL MATLS CORP        COM PAR $0.25   211615307     2601        144762 SH           OTHER       1, 2     0        144762  0
GENCORP INC                   SDCV 2.250%11/1 368682AL4    15156      15500000 PRN          OTHER       1, 2     0      15500000  0
GENCORP INC                   COM             368682100    19954       4055737 SH           OTHER       1, 2     0       4055737  0
HALLMARK FINL SVCS INC EC     COM NEW         40624Q203      437         50000 SH           OTHER                0         50000  0
HARBINGER GROUP INC           COM             41146A106      885        159385 SH           OTHER       1, 2     0        159385  0
NATHANS FAMOUS INC NEW        COM             632347100     7101        445456 SH           OTHER       1, 2     0        445456  0
PRESIDENTIAL LIFE CORP        COM             740884101     1908        194723 SH           OTHER       1, 2     0        194723  0
ROWAN COS INC                 COM             779382100     6072        200000 SH           OTHER       1, 2     0        200000  0
S L INDS INC                  COM             784413106    13008        927231 SH           OTHER       1, 2     0        927231  0
SELECTICA INC                 COM NEW         816288203     2049        420768 SH           OTHER         1      0        420768  0
SERVOTRONICS INC              COM             817732100      100         10000 SH           OTHER                0         10000  0
UNISYS CORP                   COM NEW         909214306     1395         50000 SH           OTHER                0         50000  0
UNISYS CORP                   COM NEW         909214306     1395         50000 SH   CALL    OTHER                0         50000  0
UNISYS CORP                   COM NEW         909214306    41850       1500000 SH   CALL    OTHER       1, 2     0       1500000  0
VECTOR GROUP LTD              COM             92240M108      196         10500 SH           OTHER                0         10500  0
                              COM PAR $.01
WHX CORP                      NEW             929248607    52879       6325269 SH           OTHER       1, 2     0       6325269  0